UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-02423
Van Kampen Corporate Bond Fund

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices)      (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 8/31
Date of reporting period: 11/30/09

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Corporate Bond Fund
Portfolio of Investments ▪ November 30, 2009 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Corporate Bonds 93.7%
	Aerospace & Defense 0.2%
$1,740	Boeing Co.	5.875%	02/15/40	$1,855,454

	Airlines 0.1%
1,511	America West Airlines, Inc., Class G (Ambac Assurance Corp)	7.100	04/02/21	1,193,420

	Automotive 0.4%
885	DaimlerChrysler NA Holding Corp.	8.500	01/18/31	1,097,943
2,110	Harley-Davidson Funding Corp. (a)	6.800	06/15/18	2,126,741

				3,224,684

	Banking 18.5%
2,140	American Express Co.	8.125	05/20/19	2,575,909
6,475	Bank of America Corp.	5.650	05/01/18	6,536,474
3,660	Bank of America Corp.	5.750	12/01/17	3,738,631
2,920	Bank of America Corp.	7.625	06/01/19	3,349,698
15,710	Bank of Scotland (United Kingdom) (a)	5.250	02/21/17	16,199,618
1,210	Barclays Bank PLC (United Kingdom) (a)	6.050	12/04/17	1,261,713
4,820	Barclays Bank PLC (United Kingdom)	6.750	05/22/19	5,477,834
3,515	BB&T Corp.	6.850	04/30/19	4,007,170
2,400	Capital One Bank USA NA	8.800	07/15/19	2,847,096
2,000	Capital One Capital VI	8.875	05/15/40	1,992,524
7,390	Citigroup, Inc.	5.875	05/29/37	6,449,999
4,100	Citigroup, Inc.	6.125	05/15/18	4,100,808
535	Citigroup, Inc.	8.125	07/15/39	589,917
11,990	Citigroup, Inc.	8.500	05/22/19	13,563,771

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Banking (continued)
$2,450	Credit Agricole SA (France) (a)(b)	8.375%	12/31/49	$2,580,583
2,240	Discover Bank	8.700	11/18/19	2,364,432
15,370	Goldman Sachs Group, Inc.	6.150	04/01/18	16,616,830
4,785	Goldman Sachs Group, Inc.	6.750	10/01/37	4,940,560
3,805	JPMorgan Chase & Co.	6.000	01/15/18	4,131,359
8,175	JPMorgan Chase Capital XXVII	7.000	11/01/39	8,282,697
3,720	Macquarie Group Ltd. (Australia) (a)	7.625	08/13/19	4,108,301
1,695	PNC Bank NA	6.000	12/07/17	1,768,816
1,835	PNC Funding Corp.	6.700	06/10/19	2,082,338
760	Rabobank Nederland NV (Netherlands) (a)(b)	11.000	06/30/19	942,316
2,525	Regions Financial Corp.	7.750	11/10/14	2,539,802
2,880	Royal Bank of Scotland Group PLC (United Kingdom)	6.400	10/21/19	2,924,819
4,040	Royal Bank of Scotland PLC (United Kingdom) (a)	4.875	08/25/14	4,172,908
3,395	UBS AG Stamford Branch (Switzerland)	5.875	12/20/17	3,528,705
4,000	Wells Fargo & Co.	5.000	11/15/14	4,192,048
8,559	Wells Fargo & Co.	5.625	12/11/17	8,945,353
3,796	Wells Fargo Bank NA	4.750	02/09/15	3,924,768
4,065	Westpac Banking Corp. (Australia)	4.200	02/27/15	4,211,434

				154,949,231

	Brokerage 4.7%
3,080	Bear Stearns Co., Inc.	5.550	01/22/17	3,192,069
1,980	Bear Stearns Co., Inc.	6.400	10/02/17	2,186,564
2,535	Bear Stearns Co., Inc.	7.250	02/01/18	2,936,166
10,250	Credit Suisse NY (Switzerland)	5.300	08/13/19	10,761,188
1,780	Credit Suisse NY (Switzerland)	6.000	02/15/18	1,907,072

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Brokerage (continued)
$10,985	Merrill Lynch & Co., Inc.	6.875%	04/25/18	$11,801,713
2,850	Merrill Lynch & Co., Inc.	7.750	05/14/38	3,156,056
3,525	TD Ameritrade Holding Corp.	5.600	12/01/19	3,591,002

				39,531,830

	Building Materials 1.1%
2,245	CRH America, Inc.	6.000	09/30/16	2,365,090
1,395	CRH America, Inc.	8.125	07/15/18	1,636,695
1,685	Holcim US Finance Sarl & Cie SCS (Luxembourg) (a)	6.000	12/30/19	1,792,862
1,815	Lafarge SA (France)	6.500	07/15/16	1,906,599
1,610	Lafarge SA (France)	7.125	07/15/36	1,660,689

				9,361,935

	Chemicals 1.2%
2,695	Agrium, Inc. (Canada)	6.750	01/15/19	2,999,999
2,190	Mosaic Co. (a)	7.625	12/01/16	2,350,155
815	Potash Corp. of Saskatchewan, Inc. (Canada)	4.875	03/30/20	830,117
1,730	Potash Corp. of Saskatchewan, Inc. (Canada)	5.875	12/01/36	1,765,442
1,690	Potash Corp. of Saskatchewan, Inc. (Canada)	6.500	05/15/19	1,930,181

				9,875,894

	Consumer Products 0.7%
1,370	Fortune Brands, Inc.	6.375	06/15/14	1,483,881
2,275	Philips Electronics NV (Netherlands)	5.750	03/11/18	2,498,105
1,360	Whirlpool Corp.	8.600	05/01/14	1,574,220

				5,556,206

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Diversified Manufacturing 1.8%
$1,760	Amphenol Corp.	4.750%	11/15/14	$1,804,755
3,775	Brookfield Asset Management, Inc. (Canada)	5.800	04/25/17	3,490,781
9,040	General Electric Co.	5.250	12/06/17	9,418,143

				14,713,679

	Electric 5.9%
1,405	CMS Energy Corp.	6.300	02/01/12	1,439,459
570	Consumers Energy Co.	5.800	09/15/35	571,841
1,520	Dominion Resources, Inc.	7.000	06/15/38	1,815,196
1,945	DTE Energy Co.	7.625	05/15/14	2,201,730
2,425	Entergy Gulf States Louisiana LLC	5.590	10/01/24	2,502,704
8,150	Exelon Generation Co. LLC	6.250	10/01/39	8,541,404
3,055	FirstEnergy Solutions Corp. (a)	6.050	08/15/21	3,204,732
2,920	FirstEnergy Solutions Corp. (a)	6.800	08/15/39	3,044,100
830	Florida Power Corp.	5.800	09/15/17	927,493
560	Indianapolis Power & Light Co. (a)	6.300	07/01/13	609,705
2,460	NiSource Finance Corp.	6.800	01/15/19	2,656,254
885	NRG Energy, Inc.	8.500	06/15/19	898,275
1,250	Ohio Power Co.	5.375	10/01/21	1,294,095
4,600	Ohio Power Co., Ser K	6.000	06/01/16	5,018,352
4,580	PPL Energy Supply LLC	6.500	05/01/18	4,956,581
790	Progress Energy Carolina	5.300	01/15/19	859,841
1,330	Progress Energy, Inc.	7.050	03/15/19	1,549,100
1,590	Southwestern Public Service Co., Ser G	8.750	12/01/18	2,020,873
3,555	Virginia Electric & Power Co.	8.875	11/15/38	5,095,950

				49,207,685

	Energy 0.1%
540	Pioneer Natural Resources Co.	6.650	03/15/17	525,985

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Entertainment 0.7%
$5,150	Time Warner, Inc.	7.700%	05/01/32	$6,053,974

	Environmental & Facilities Services 0.7%
2,050	Republic Services, Inc. (a)	5.500	09/15/19	2,151,684
3,475	Waste Management, Inc.	6.125	11/30/39	3,596,590

				5,748,274

	Food/Beverage 3.2%
1,050	Anheuser-Busch Cos. Inc.	5.500	01/15/18	1,100,668
1,730	Anheuser-Busch InBev Worldwide, Inc. (a)	5.375	11/15/14	1,877,450
280	Anheuser-Busch InBev Worldwide, Inc. (a)	8.200	01/15/39	361,695
1,790	Bacardi Ltd. (Bermuda) (a)	8.200	04/01/19	2,186,295
1,785	Bunge Ltd. Finance Corp.	8.500	06/15/19	2,083,973
2,425	ConAgra Foods, Inc.	7.000	10/01/28	2,659,890
2,340	ConAgra Foods, Inc.	8.250	09/15/30	2,919,784
490	Constellation Brands, Inc.	7.250	09/01/16	498,575
2,440	Dr. Pepper Snapple Group, Inc.	6.820	05/01/18	2,829,861
2,000	FBG Finance Ltd. (Australia) (a)	5.125	06/15/15	2,123,818
1,595	Kraft Foods, Inc.	5.625	11/01/11	1,706,491
2,825	Kraft Foods, Inc.	6.125	08/23/18	3,046,155
1,030	Kraft Foods, Inc.	6.875	02/01/38	1,116,845
2,095	Kraft Foods, Inc.	6.875	01/26/39	2,270,913

				26,782,413

	Forest Products 0.0%
390	Georgia-Pacific LLC (a)	8.250	05/01/16	415,350

	Health Care 1.6%
2,485	Fisher Scientific International, Inc.	6.125	07/01/15	2,578,550
900	HCA, Inc. (a)	8.500	04/15/19	954,000
3,980	Medco Health Solutions, Inc.	7.125	03/15/18	4,613,321

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Health Care (continued)
$1,895	Quest Diagnostics, Inc.	4.750%	01/30/20	$1,913,700
3,100	UnitedHealth Group, Inc.	6.000	02/15/18	3,307,257

				13,366,828

	Health Insurance 0.1%
625	Aetna, Inc.	6.500	09/15/18	691,649

	Home Construction 0.5%
4,010	Toll Brothers Finance Corp.	6.750	11/01/19	3,939,448

	Independent Energy 1.3%
1,010	Gaz Capital SA (Luxembourg) (a)	6.510	03/07/22	924,150
1,115	Newfield Exploration Co.	7.125	05/15/18	1,123,363
1,225	Plains Exploration & Production Co.	7.625	06/01/18	1,200,500
3,750	Questar Market Resources, Inc.	6.800	04/01/18	3,975,581
1,300	XTO Energy, Inc.	5.500	06/15/18	1,379,430
2,185	XTO Energy, Inc.	6.500	12/15/18	2,470,885

				11,073,909

	Integrated Energy 2.3%
3,125	Cenovus Energy, Inc. (Canada) (a)	5.700	10/15/19	3,319,547
1,990	Chesapeake Energy Corp.	7.625	07/15/13	2,024,825
740	EnCana Corp. (Canada)	5.900	12/01/17	810,165
3,450	EnCana Corp. (Canada)	6.500	02/01/38	3,790,480
2,400	Marathon Oil Corp.	5.900	03/15/18	2,581,018
2,925	Nexen, Inc. (Canada)	7.500	07/30/39	3,300,798
3,470	Petro-Canada (Canada)	5.350	07/15/33	3,176,681

				19,003,514

	Life Insurance 4.4%
2,525	Aegon NV (Netherlands)	4.625	12/01/15	2,519,657
2,005	Aflac, Inc.	8.500	05/15/19	2,378,652

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Life Insurance (continued)
$1,295	American International Group, Inc.	8.250%	08/15/18	$1,120,292
2,275	Lincoln National Corp.	8.750	07/01/19	2,658,426
2,065	MetLife, Inc.	7.717	02/15/19	2,480,410
2,935	MetLife, Inc.	10.750	08/01/39	3,530,588
605	MetLife, Inc., Ser A	6.817	08/15/18	690,477
3,495	Platinum Underwriters Finance, Inc., Ser B	7.500	06/01/17	3,518,609
3,120	Principal Financial Group, Inc.	8.875	05/15/19	3,690,436
2,875	Protective Life Corp.	7.375	10/15/19	2,945,616
2,940	Prudential Financial, Inc.	4.750	09/17/15	2,996,783
1,420	Prudential Financial, Inc.	6.625	12/01/37	1,475,560
2,515	Prudential Financial, Inc.	7.375	06/15/19	2,861,703
2,400	Reinsurance Group of America, Inc.	6.450	11/15/19	2,481,132
1,930	Xlliac Global Funding (a)	4.800	08/10/10	1,929,961

				37,278,302

	Managed Health Care 0.1%
710	WellPoint, Inc.	7.000	02/15/19	817,870

	Media-Cable 3.7%
2,005	Comcast Corp.	5.700	05/15/18	2,132,518
1,100	Comcast Corp.	6.400	05/15/38	1,143,501
1,885	Comcast Corp.	6.450	03/15/37	1,973,229
4,425	Comcast Corp.	6.500	01/15/15	4,979,745
3,000	COX Communications, Inc. (a)	8.375	03/01/39	3,683,229
1,020	CSC Holdings, Inc.	7.625	07/15/18	1,037,850
1,495	DirecTV Holdings LLC (a)	5.875	10/01/19	1,550,092
670	DirecTV Holdings LLC	6.375	06/15/15	691,775
4,645	DirecTV Holdings LLC	7.625	05/15/16	5,011,384
3,490	Time Warner Cable, Inc.	6.750	07/01/18	3,902,329
1,155	Time Warner Cable, Inc.	6.750	06/15/39	1,231,541

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Media-Cable (continued)
$1,270	Time Warner Cable, Inc.	8.250%	04/01/19	$1,548,442
1,410	Time Warner Cable, Inc.	8.750	02/14/19	1,756,124

				30,641,759

	Media-Noncable 2.6%
1,585	CBS Corp.	8.875	05/15/19	1,844,569
827	Grupo Televisa SA (Mexico)	6.000	05/15/18	854,198
1,055	News America, Inc.	6.400	12/15/35	1,085,517
2,525	News America, Inc.	6.650	11/15/37	2,673,005
1,090	News America, Inc.	7.850	03/01/39	1,285,796
2,825	Omnicom Group, Inc.	6.250	07/15/19	3,127,026
225	Time Warner, Inc.	6.500	11/15/36	239,772
820	Viacom, Inc.	5.625	09/15/19	877,150
2,425	Viacom, Inc.	6.875	04/30/36	2,627,854
2,305	Vivendi (France) (a)	6.625	04/04/18	2,528,615
3,830	WPP Finance (United Kingdom)	8.000	09/15/14	4,370,497

				21,513,999

	Metals 2.9%
1,345	Alcoa, Inc.	5.870	02/23/22	1,234,284
1,300	Alcoa, Inc.	6.750	07/15/18	1,340,500
6,725	ArcelorMittal (Luxembourg)	9.850	06/01/19	8,299,383
1,220	Freeport-McMoRan Cooper & Gold, Inc.	8.375	04/01/17	1,317,888
2,700	Newmont Mining Corp.	6.250	10/01/39	2,682,107
2,385	Rio Tinto Finance USA Ltd. (Australia)	9.000	05/01/19	3,045,190
1,375	Teck Resources Ltd. (Canada)	10.250	05/15/16	1,560,625
2,030	Vale Overseas Ltd. (Cayman Islands)	5.625	09/15/19	2,106,892
1,815	Vale Overseas Ltd. (Cayman Islands)	6.875	11/21/36	1,856,576

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Metals (continued)
$1,120	Vale Overseas Ltd. (Cayman Islands)	6.875%	11/10/39	$1,163,278

				24,606,723

	Natural Gas Pipelines 1.3%
1,355	CenterPoint Energy Resources Corp.	6.250	02/01/37	1,395,372
970	CenterPoint Energy Resources Corp.	7.875	04/01/13	1,109,334
847	Colorado Interstate Gas Co.	6.800	11/15/15	956,328
4,490	Kinder Morgan Finance Co. (Canada)	5.700	01/05/16	4,243,050
2,700	Texas Eastern Transmission LP	7.000	07/15/32	3,140,910

				10,844,994

	Noncaptive-Consumer Finance 5.4%
5,480	American Express Credit Corp., Ser C	7.300	08/20/13	6,229,938
2,270	American General Finance Corp.	4.625	09/01/10	2,248,081
2,655	Ameriprise Financial, Inc.	7.300	06/28/19	3,030,518
18,295	General Electric Capital Corp.	5.625	05/01/18	18,895,058
3,975	HSBC Finance Corp.	5.500	01/19/16	4,232,624
2,150	HSBC Finance Corp.	6.375	10/15/11	2,301,932
5,140	HSBC Finance Corp.	6.750	05/15/11	5,455,848
2,715	SLM Corp.	4.000	01/15/10	2,704,531

				45,098,530

	Noncaptive-Diversified Finance 1.2%
2,620	Blackstone Holdings Finance Co. LLC (a)	6.625	08/15/19	2,681,766
4,730	General Electric Capital Corp.	5.875	01/14/38	4,404,723
3,050	General Electric Capital Corp.	6.000	08/07/19	3,218,647

				10,305,136

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Oil Field Services 1.2%
$2,170	Kinder Morgan Energy Partners LP	5.850%	09/15/12	$2,359,326
530	Kinder Morgan Energy Partners LP	5.950	02/15/18	569,571
1,565	Petrobras International Finance Co. (Cayman Islands)	5.750	01/20/20	1,602,169
2,815	Transocean, Inc. (Cayman Islands)	6.000	03/15/18	3,084,499
2,450	Weatherford International, Inc.	6.350	06/15/17	2,621,603
165	Weatherford International Ltd. (Switzerland)	9.625	03/01/19	206,474

				10,443,642

	Other Utilities 0.4%
3,260	Plains All American Pipeline LP	6.700	05/15/36	3,503,842

	Packaging 0.2%
1,425	Sealed Air Corp. (a)	7.875	06/15/17	1,520,709

	Paper 1.1%
2,675	International Paper Co.	7.500	08/15/21	3,002,495
1,385	International Paper Co.	9.375	05/15/19	1,721,213
4,050	MeadWestvaco Corp.	7.375	09/01/19	4,528,754

				9,252,462

	Pharmaceuticals 1.3%
2,225	Biogen Idec, Inc.	6.875	03/01/18	2,449,358
4,230	Pfizer, Inc.	6.200	03/15/19	4,883,306
2,430	Watson Pharmaceuticals, Inc.	6.125	08/15/19	2,585,068
525	Wyeth	5.450	04/01/17	577,493
435	Wyeth	6.450	02/01/24	502,996

				10,998,221

	Pipelines 1.9%
5,000	Energy Transfer Partners LP	9.000	04/15/19	6,104,640

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pipelines (continued)
$2,430	Florida Gas Transmission Co., LLC (a)	7.900%	05/15/19	$2,940,179
2,260	Plains All American Pipeline LP	8.750	05/01/19	2,783,506
1,000	Spectra Energy Capital LLC	8.000	10/01/19	1,188,152
520	Transcontinental Gas Pipe Line Corp.	6.050	06/15/18	575,572
1,910	Transcontinental Gas Pipe Line Corp.	8.875	07/15/12	2,225,576

				15,817,625

	Property & Casualty Insurance 3.1%
3,800	AIG SunAmerica Global Financing VI (a)	6.300	05/10/11	3,754,221
2,555	Allstate Corp.	7.450	05/16/19	3,060,709
3,920	American Financial Group, Inc.	9.875	06/15/19	4,387,860
3,790	Catlin Insurance Co., Ltd. (Bermuda) (a)(b)	7.249	12/01/49	2,804,600
4,190	CNA Financial Corp.	7.350	11/15/19	4,265,935
3,160	Farmers Exchange Capital (a)	7.050	07/15/28	2,724,340
1,966	Farmers Insurance Exchange Surplus (a)	8.625	05/01/24	1,938,726
2,640	XL Capital Ltd. (Cayman Islands)	5.250	09/15/14	2,656,083

				25,592,474

	Railroads 0.8%
1,560	CSX Corp.	6.150	05/01/37	1,637,711
1,685	CSX Corp.	7.375	02/01/19	2,002,730
2,650	Union Pacific Corp.	6.125	02/15/20	2,998,796
365	Union Pacific Corp.	6.250	05/01/34	395,190

				7,034,427

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Refining 0.6%
$915	Enterprise Products Operating LLC	5.250%	01/31/20	$938,554
1,070	Enterprise Products Operating LLC	6.500	01/31/19	1,189,605
2,710	Enterprise Products Operating, LP, Ser B	5.600	10/15/14	2,951,751

				5,079,910

	REITS 1.7%
2,425	AvalonBay Communities, Inc.	6.100	03/15/20	2,552,674
3,000	Boston Properties, LP	5.875	10/15/19	3,076,794
1,970	Mack-Cali Realty Corp.	7.750	08/15/19	2,104,641
2,325	Simon Property Group, LP	6.750	05/15/14	2,549,960
3,950	WEA Finance LLC (a)	6.750	09/02/19	4,158,019

				14,442,088

	Restaurants 0.5%
890	Yum! Brands, Inc.	6.250	03/15/18	982,069
2,920	Yum! Brands, Inc.	6.875	11/15/37	3,223,770

				4,205,839

	Retailers 1.5%
3,963	CVS Pass-Through Trust	6.036	12/10/28	4,034,684
880	CVS Pass-Through Trust (a)	8.353	07/10/31	1,001,814
3,005	Home Depot, Inc.	5.875	12/16/36	2,964,859
2,090	Kohl’s Corp.	6.875	12/15/37	2,430,003
1,570	Wal-Mart Stores, Inc.	5.250	09/01/35	1,586,515
165	Wal-Mart Stores, Inc.	6.500	08/15/37	194,243

				12,212,118

	Supermarkets 0.4%
2,292	Delhaize America, Inc.	9.000	04/15/31	2,991,782

	Technology 1.9%
2,080	Agilent Technologies, Inc.	5.500	09/14/15	2,197,538
1,695	CA, Inc.	5.375	12/01/19	1,741,050

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Technology (continued)
$1,955	Cisco Systems, Inc.	5.900%	02/15/39	$2,054,629
1,695	Corning, Inc.	6.625	05/15/19	1,910,582
720	Corning, Inc.	7.250	08/15/36	780,675
2,215	Fiserv, Inc.	6.800	11/20/17	2,511,181
2,590	KLA Instruments Corp.	6.900	05/01/18	2,780,018
1,625	Xerox Corp.	6.350	05/15/18	1,750,731
520	Xerox Corp.	8.250	05/15/14	605,549

				16,331,953

	Tobacco 1.4%
1,110	Altria Group, Inc.	9.250	08/06/19	1,357,498
1,250	Altria Group, Inc.	9.700	11/10/18	1,549,069
1,400	Altria Group, Inc.	10.200	02/06/39	1,845,919
1,225	BAT International Finance PLC (United Kingdom) (a)	9.500	11/15/18	1,604,678
2,520	Lorillard Tobacco Co.	8.125	06/23/19	2,793,742
2,360	Philip Morris International, Inc.	5.650	05/16/18	2,570,654

				11,721,560

	Utility 0.5%
4,080	AES Corp	8.000	06/01/20	4,059,600

	Wireless 0.7%
1,230	Cellco Partnership / Verizon Wireless Capital LLC	5.550	02/01/14	1,356,799
975	Intelsat Subsidiary Holding Co., Ltd. (Bermuda)	8.500	01/15/13	983,531
920	SBA Telecommunications, Inc. (a)	8.250	08/15/19	961,400
2,490	Vodafone Group PLC (United Kingdom)	5.625	02/27/17	2,717,950

				6,019,680

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Wireline 4.4%
$2,915	AT&T, Inc.	6.300%	01/15/38	$3,038,952
4,915	AT&T, Inc.	6.550	02/15/39	5,324,208
2,180	CenturyTel, Inc.	6.000	04/01/17	2,267,996
1,090	CenturyTel, Inc.	6.150	09/15/19	1,124,138
2,020	Citizens Communications Co.	7.125	03/15/19	1,893,750
1,145	Deutsche Telekom International Finance BV (Netherlands)	6.000	07/08/19	1,256,450
905	Deutsche Telekom International Finance BV (Netherlands)	6.750	08/20/18	1,031,042
1,735	Deutsche Telekom International Finance BV (Netherlands)	8.750	06/15/30	2,272,873
1,450	Qwest Corp.	6.500	06/01/17	1,392,000
780	Qwest Corp.	6.875	09/15/33	666,900
6,935	Verizon Communications, Inc.	5.500	02/15/18	7,383,160
785	Verizon Communications, Inc.	6.350	04/01/19	883,361
2,190	Verizon Communications, Inc.	6.900	04/15/38	2,484,686
3,980	Verizon Communications, Inc.	8.950	03/01/39	5,452,051

				36,471,567

	Wireline Communications 3.4%
8,000	AT&T Corp.	8.000	11/15/31	9,853,024
1,690	France Telecom SA (France)	8.500	03/01/31	2,329,765
1,980	SBC Communications, Inc.	6.150	09/15/34	1,998,673
2,325	Telecom Italia Capital SA (Luxembourg)	6.999	06/04/18	2,596,634
3,665	Telecom Italia Capital SA (Luxembourg)	7.175	06/18/19	4,160,816
6,100	Telefonica Europe BV (Netherlands)	8.250	09/15/30	7,895,011

				28,833,923

	Total Corporate Bonds 93.7%			784,712,096

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Collateralized Mortgage Obligations 0.8%
$1,475	Banc of America Commercial Mortgage, Inc. (b)	5.935%	02/10/51	$1,318,502
2,575	Bear Stearns Commercial Mortgage Securities (b)	5.471	01/12/45	2,441,087
2,880	LB-UBS Commercial Mortgage Trust	5.372	09/15/39	2,720,199

	Total Collateralized Mortgage Obligations 0.8%			6,479,788

	Municipal Bonds 0.1%
	California 0.1%
900	California St Taxable Var Purp 3	5.950	04/01/16	948,366

	Total Long-Term Investments 94.6% (Cost $732,698,138)			792,140,250

Short-Term Investments 4.4%
Repurchase Agreements 4.0%
Banc of America Securities ($12,542,764 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.15%, dated 11/30/09, to be sold on 12/01/09 at $12,542,816)				12,542,764
JPMorgan Chase & Co. ($20,525,865 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.15%, dated 11/30/09, to be sold on 12/01/09 at $20,525,950)				20,525,865
State Street Bank & Trust Co. ($74,371 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 11/30/09, to be sold on 12/01/09 at $74,371)				74,371

Total Repurchase Agreements 4.0%				33,143,000

Description	Value

United States Government Agency Obligations 0.4%
United States Treasury Bill ($3,445,000 par, yielding 0.154%, 05/06/10 maturity) (c)	$3,442,738

Total Short-Term Investments 4.4% (Cost $36,585,738)	36,585,738

Total Investments 99.0% (Cost $769,283,876)	828,725,988

Other Assets in Excess of Liabilities 1.0%	8,609,602

Net Assets 100.0%	$837,335,590

Percentages are calculated as a percentage of net assets.

(a)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b)	Floating Rate Coupon

(c)	All or a portion of this security has been physically segregated in connection with open futures contracts and swap contracts.
Futures contracts outstanding as of November 30, 2009:

	Number	Unrealized
	of	Appreciation/
	Contracts	Depreciation
Long Contracts:
U.S. Treasury Notes 2-Year Futures, March 2010 (Current Notional Value of $217,891 per contract)	486	$212,386
U.S. Treasury Notes 5-Year Futures, March 2010 (Current Notional Value of $117,266 per contract)	599	425,464

Total Long Contracts	1,085	637,850

	Number	Unrealized
	of	Appreciation/
	Contracts	Depreciation
Short Contracts:
U.S. Treasury Bond 30-Year Futures, March 2010 (Current Notional Value of $122,719 per contract)	432	$(1,089,777)
U.S. Treasury Notes 10-Year Futures, March 2010 (Current Notional Value of $119,938 per contract)	1,047	(1,655,506)

Total Short Contracts	1,479	(2,745,283)

Total Futures Contracts	2,564	$(2,107,433)

Swap contracts outstanding as of November 30, 2009:
Credit Default Swaps

			Pay/					Credit
			Receive		Notional			Rating of
		Buy/Sell	Fixed	Expiration	Amount	Upfront		Reference
Counterparty	Reference Entity	Protection	Rate	Date	(000)	Payments	Value	Entity*
Bank of America, N.A.	Carnival Corp.	Buy	1.570%	03/20/18	$3,185	$0	$(77,584)	BBB+
Bank of America, N.A.	CenturyTel, Inc.	Buy	0.880	09/20/17	2,050	0	39,718	BBB-
Bank of America, N.A.	Toll Brothers, Inc.	Buy	2.900	03/20/13	4,050	0	(211,480)	BBB-
Barclays Bank PLC	Whirlpool Corp.	Buy	1.000	06/20/14	1,360	73,330	33,074	BBB-
Goldman Sachs International	Sealed Air Corp.	Buy	1.080	03/20/18	1,375	0	30,138	BB+

Total Credit Default Swaps					$12,020	$73,330	$(186,134)

*	Credit rating as issued by Standard and Poor’s.

Counterparty

Swaps Collateral Received From Counterparty	Value
Barclays Bank PLC	$(40,000)

Total Swap Contracts	$(226,134)

Security Valuation Fixed income investments are valued by an independent pricing service using the mean of the last reported bid and asked prices. Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Futures contracts are valued at the settlement price established each day on the exchange in which they are traded. Swaps are valued using market quotations obtained from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820 Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157) defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ACS 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments

Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3

		Other
		Significant	Significant
	Quoted	Observable	Unobservable
Investments	Prices	Inputs	Inputs	Total

Investments in an Asset Position

Corporate Bonds	$—	$784,712,096	$—	$784,712,096

Collateralized Mortgage Obligations	—	6,479,788	—	6,479,788
Municipal Bonds issued by states of the United States	—	948,366	—	948,366

Short-Term Investments	—	36,585,738	—	36,585,738

Futures	637,850	—	—	637,850

Swap Contracts	—	102,930	—	102,930

Total Investments in an Asset Position	$637,850	$828,828,918	$—	$829,466,768

Investments in a Liability Position

Futures	(2,745,283)	—	—	(2,745,283)

Swap Contracts	—	(289,064)	—	(289,064)

Total Investments in a Liability Position	$(2,745,283)	$(289,064)	$—	$(3,034,347)

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Corporate Bond Fund
By:	/s/ Edward C. Wood III
Name:	Edward C. Wood III
Title:	Principal Executive Officer
Date: January 21, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III
Name:	Edward C. Wood III
Title:	Principal Executive Officer
Date: January 21, 2010

By:	/s/ Stuart N. Schuldt
Name:	Stuart N. Schuldt
Title:	Principal Financial Officer
Date: January 21, 2010